Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bauhinia Holdings (China) Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 19,275
Relationship	A company controlled by the spouse of the Company’s controlling shareholder
Note	Unsecured interest free, accrued lease expenses, repayable on demand
Everbright Digital Global Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		$ 50,000
Relationship		Immediate holding company
Note		Unsecured interest free, subscription receivables, repayable on demand
Everbright Digital Global Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 50,000
Relationship	Immediate holding company
Note	Unsecured interest free subscription receivable, repayable on demand
Related Party [Member] | Bauhinia Holdings (China) Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 46,179	$ 46,036
Relationship	A company controlled by the spouse of the Company’s controlling shareholder	A company controlled by the spouse of the Company’s controlling shareholder
Note	Short-term lease payments.	Short-term lease payments.